Loans Receivable, Net - Impaired Loans by Classification Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 9,177	$ 22,068
Total Recorded Investment	9,937	29,339
Unpaid Principal Balance	9,177	23,028
Total Unpaid Principal Balance	9,937	30,299
Related Allowance	0	0
Average Recorded Investment	15,312	26,861
Interest Income Recognized	583	1,020
Recorded Investment	760	7,271
Unpaid Principal Balance	760	7,271
Related Allowance	289	1,148
Average Recorded Investment	5,016	4,733
Total Average Recorded Investment	20,328	31,594
Interest Income Recognized	15	509
Total Interest Income Recognized	598	1,529
Multi-Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		3,004
Unpaid Principal Balance		3,004
Related Allowance	0	0
Average Recorded Investment	1,135	3,005
Interest Income Recognized		172
Average Recorded Investment		910
One-to-Four Family Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	257	1,253
Unpaid Principal Balance	257	1,253
Related Allowance	0	0
Average Recorded Investment	1,235	1,470
Interest Income Recognized	35	67
Average Recorded Investment		452
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		550
Unpaid Principal Balance		550
Related Allowance	0	0
Average Recorded Investment	447	390
Interest Income Recognized	26	24
Construction [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Land [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	515	1,553
Unpaid Principal Balance	515	2,513
Related Allowance	0	0
Average Recorded Investment	837	7,868
Interest Income Recognized	44	38
Recorded Investment		6,671
Unpaid Principal Balance		6,671
Related Allowance		1,036
Average Recorded Investment	4,006	1,811
Interest Income Recognized		485
Non-Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,086	10,542
Unpaid Principal Balance	7,086	10,542
Related Allowance	0	0
Average Recorded Investment	8,979	9,363
Interest Income Recognized	395	485
Recorded Investment	2
Unpaid Principal Balance	2
Related Allowance	2
Average Recorded Investment	88
Interest Income Recognized	2
Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	444	2,290
Unpaid Principal Balance	444	2,290
Related Allowance	0	0
Average Recorded Investment	1,094	1,563
Interest Income Recognized	35	120
Average Recorded Investment	195	533
Junior Liens [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		11
Unpaid Principal Balance		11
Related Allowance	0	0
Average Recorded Investment	6	13
Interest Income Recognized		1
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Average Recorded Investment	8	21
Interest Income Recognized	2	1
Recorded Investment	217	335
Unpaid Principal Balance	217	335
Related Allowance	54	84
Average Recorded Investment	248	273
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	875	2,865
Unpaid Principal Balance	875	2,865
Related Allowance	0	0
Average Recorded Investment	1,571	3,168
Interest Income Recognized	46	112
Recorded Investment	541	265
Unpaid Principal Balance	541	265
Related Allowance	233	28
Average Recorded Investment	479	754
Interest Income Recognized	$ 13	$ 24